Employee Benefit Plans Employee Benefit Plans and Components of Net Periodic Postretirement Benefit Cost (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Estimated Cost Reduction of Net Periodic Pension and Post Retirement Benefit Costs	$ 1,200
Pension Settlement	3,915	$ 0	$ 0
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments	2,923	0	0
Pension Plans, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	549	453	699
Interest cost	6,938	6,885	6,327
Expected return on assets	(9,395)	(8,381)	(9,278)
Amortization of prior service cost	244	282	322
Amortization of actuarial loss (gain)	4,018	1,717	1,942
Pension Settlement	3,915	0	0
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments	2,923	0	0
Net periodic pension plans cost	9,192	956	12
Other Postretirement Benefit Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	83	56	153
Interest cost	79	76	148
Amortization of actuarial loss (gain)	(197)	(336)	(23)
Net periodic pension plans cost	$ (35)	$ (204)	$ 278